Goodwill and Intangible Assets (Tables) - Hoya Intermediate, LLC	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill And Intangible Assets Disclosure [Line Items]
Summary of Definite Lived Intangible Assets
Definite-lived intangible assets consisted of the following at December 31, 2019 and 2020 (in thousands):

	December 31, 2019			December 31, 2020
	Cost	Accumulated Amortization	Net Carrying amount	Cost	Accumulated Amortization	Net Carrying amount
Developed Technology	$158,759	$(75,458)	$83,301	$2,622	$(264)	$2,358
Supplier Relationships	137,200	(84,612)	52,588	—	—	—
Customer Relationships	71,300	(58,134)	13,166	—	—	—
Non-compete Agreements	5,360	(4,467)	893	—	—	—

Total definite-lived intangibles assets	$372,619	$(222,671)	$149,948	$2,622	$(264)	$2,358

Schedule of Goodwill and Intangible Assets
The net changes in the carrying amounts of the Company’s intangible assets and goodwill during the nine months ended September 30, 2020 were as follows (in thousands):

	Definite-lived Intangible Assets	Trademark	Goodwill
Balance at January 1, 2020	$149,948	$143,400	$1,060,428
Capitalized development costs	6,039	—	—
Impairment	(107,365)	(78,734)	(377,101)
Disposals	(124)	—	—
Amortization	(47,178)	—	—

Balance at September 30, 2020	$1,320	$64,666	$683,327

The net changes in the carrying amounts of the Company’s intangible assets and goodwill during the nine months ended September 30, 2021 were as follows (in thousands):

	Definite-lived Intangible Assets	Trademark	Goodwill
Balance at January 1, 2021	$2,358	$64,666	$683,327
Capitalized development costs	6,558	—	—
Amortization	(1,480)	—	—

Balance at September 30, 2021	$7,436	$64,666	$683,327

The net changes in the carrying amounts of the Company’s intangible assets and goodwill were as follows (in thousands):

	Definite-lived Intangible Assets	Trademark	Goodwill
Balances at January 1, 2019	$224,777	$143,400	$1,039,184
Acquisition	9,700	—	21,244
Capitalized development costs	7,949	—	—
Disposals	(983)	—	—
Amortization	(91,495)	—	—

Balances at December 31, 2019	149,948	143,400	1,060,428
Capitalized development costs	7,264	—	—
Impairment	(107,365)	(78,734)	(377,101)
Disposals	(124)	—	—
Amortization	(47,365)	—	—

Balances at December 31, 2020	$2,358	$64,666	$683,327

Summary of Estimated Future Amortization Expense	The estimated future amortization expense related to the definite-lived intangible assets as of December 31, 2020 is as follows (in thousands):

2021	$872
2022	872
2023	614

Total	$2,358